Remuneration of auditors - Summary of Fees were Paid or Payable for Services Provided by the Auditor of the Parent Entity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Audit and other assurance services
Total auditors' remuneration	$ 969,983	$ 835,820	$ 779,283
Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	747,783	713,461	690,245
Other audit services	91,750	14,097
Total auditors' remuneration	839,533	727,558	690,245
Network Firms Of Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	130,450	108,262	89,038
Total auditors' remuneration	$ 130,450	$ 108,262	$ 89,038